Reinsurance (Tables)	21 Months Ended
Sep. 30, 2020
Summary of significant reinsurance amounts

A summary of significant reinsurance amounts affecting the accompanying consolidated financial statements as of September 30, 2020 and December 31, 2019 and for the nine months ended September 30, 2020 and 2019 as follows:

	September 30, 2020	December 31, 2019
Balance sheets:
Benefit and claim reserves ceded	$42,091,115	$30,579,524

	Nine months ended September 30,
	2020	2019
Statements of comprehensive (loss) income:
Premiums ceded	$677,702	$702,450
Benefits ceded	99,466	167,895
Commissions ceded	7,595	8,146

A summary of significant reinsurance amounts affecting the accompanying consolidated financial statements as of December 31, 2019 and 2018 and for the years ended December 31, 2019 and 2018, is as follows (excluding Unified):

	December 31, 2019	December 31, 2018
Balance sheets:
Benefit and claim reserves ceded	$30,579,524	$23,100,644

	Year ended December 31,
	2019	2018
Statements of comprehensive income:
Premiums assumed	$—	$10,268
Premiums ceded	996,711	848,374
Benefits assumed	—	92,792
Benefits ceded	201,823	141,896
Commissions assumed	—	18
Commissions ceded	10,445	54,346

Schedule of significant reinsurance balances

The following table provides a summary of the significant reinsurance balances recoverable on paid and unpaid policy claims by third party reinsurers except for a reinsurance with Unified as it was accounted for as discontinued operations as of June 30, 2020:

				Recoverable on		Total Amount
		Recoverable	Recoverable	Benefit	Ceded	Recoverable
	AM Best	on Paid	on Unpaid	Reserves/Deposit-	Due	from
Reinsurer	Rating	Losses	Losses	type Contracts	Premiums	Reinsurer
Ironbound Reinsurance Company Limited	NR	$—	$—	$4,141,644	$—	$4,141,644
Optimum Re Insurance Company	A	—	—	524,701	—	524,701
Sagicor Life Insurance Company	A-	—	89,179	11,200,888	286,028	11,004,042
SDA Annuity & Life Re	NR	—	—	4,094,584	—	4,094,584
SRC2 (Seneca Re protected cell)	NR			5,108,908	—	5,108,908
US Alliance Life and Security Company	NR	—	—	17,281,555	64,319	17,217,236
		$—	$89,179	$42,352,280	$350,347	$42,091,115

The following table provides a summary of the significant reinsurance balances recoverable on paid and unpaid policy claims by reinsurer except for Unified as it is accounted for as discontinued operations as of December 31, 2019:

				Recoverable on		Total Amount
		Recoverable	Recoverable	Benefit	Ceded	Recoverable
	AM Best	on Paid	on Unpaid	Reserves/Deposit-	Due	from
Reinsurer	Rating	Losses	Losses	type Contracts	Premiums	Reinsurer
Ironbound Reinsurance Company Limited	NR	$—	$—	$4,213,699	$—	$4,213,699
Optimum Re Insurance Company	A	—	—	489,770	—	489,770
Sagicor Life Insurance Company	A-	—	130,538	11,347,962	270,273	11,208,227
SDA Annuity & Life Re	NR	—	—	2,506,911	—	2,506,911
US Alliance Life and Security Company	NR	—	23,000	12,207,079	69,162	12,160,917
		$—	$153,538	$30,765,421	$339,435	$30,579,524

Schedule of Ceded Commission Earned [Table Text Block]

	Nine months ended September 30,
	2020
			Interest on	Earned
	Gross Ceding	Expense	Ceding	Ceding
Reinsurer	Commission	Allowances(1)	Commissions	Commission
Ironbound Reinsurance Company Limited	$688,110	$690,169	$165,607	$316,889
SDA Annuity & Life Re	1,356,473	2,605,014	47,461	43,856
US Alliance Life and Security Company(2)	2,279,511	4,016,556	23,171	74,466
SRC2	3,837,996	7,247,966	13,251	54,838
	$8,162,090	$14,559,705	$249,490	$490,049
(1)	Includes: acquisition and administrative expenses, commission expense allowance and product development fees.
(2)	US Alliance Life and Security Company funds withheld and funds paid treaty

Schedule Of Ceded Commission Deferred Table Text Block

The tables below shows the ceding commissions deferred on each reinsurance transaction on a GAAP basis:

		September 30, 2020	December 31, 2019
	Effective Date	Deferred Ceding	Deferred Ceding
Reinsurer	of Transaction	Commission	Commission
US Alliance Life and Security Company(1)	September 2017	$822,393	$858,675
Unified Life Insurance Company(1)	July 2018	287,189	582,894
Ironbound Reinsurance Company Limited(2)	July 2019	5,739,427	5,060,359
SDA Annuity & Life Re(2)	November 2019	2,071,427	1,076,267
US Alliance Life and Security Company(3)	April 2020	2,508,421	—
SRC2	July 2020	4,310,407	—
		$15,739,264	$7,578,195
(1)

These reinsurance transactions on our legacy business received gross ceding commissions on the effective dates of the transaction. The difference between the statutory net adjusted reserves and the GAAP adjusted reserves plus the elimination of DAC and value of business acquired (“VOBA”) related to these businesses reduces the gross ceding commission with the remaining deferred and amortized over the lifetime of the blocks of business.

(2)	These reinsurance transactions include the ceding commissions and expense allowances which are accounted for as described in (1).
(3)	US Alliance Life and Security Company funds withheld and funds paid treaty.

American Life & Security Corp [Member]
Schedule of Ceded Commission Earned [Table Text Block]

		Nine months ended September 30,
		2020
	Effective Date	Ceding	Expense
Reinsurer	of Transaction	Commission Paid	Allowances Paid(1)
Ironbound Reinsurance Company Limited	July 2019	$688,110	$690,169
SDA Annuity & Life Re	November 2019	1,356,473	2,605,014
US Alliance Life and Security Company(2)	April 2020	2,279,511	4,016,556
SRC2	July 2020	3,837,996	7,247,966
		$8,162,090	$14,559,705
(1)	Includes: acquisition and administrative expenses, commission expense allowance and product development fees.
(2)	US Alliance Life and Security Company funds withheld and funds paid treaty